Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Management fee income	$ 456	$ 137
Oceanbulk Maritime S.A. (d)
Related Party Transaction [Line Items]
Commision on sale of vessel	(90)	(91)
Interchart Shipping Inc. (a)
Related Party Transaction [Line Items]
Voyage expenses	(397)	(710)
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	(246)	(228)
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	(51)	(67)
Combine Marine Ltd. (c)
Related Party Transaction [Line Items]
Office rent	(20)	(19)
Maiden Voyage LLC (e)
Related Party Transaction [Line Items]
Management fee income	136	0
OOCAPE1 Holdings LLC (f)
Related Party Transaction [Line Items]
Management fee income	136	0
Product Shipping & Trading S.A. (g)
Related Party Transaction [Line Items]
Management fee income	$ 40	$ 0